Asset Under Development - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Apr. 30, 2019	Sep. 30, 2023
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 1,700.0
Production period		20 years
Gimi $700 million facility | Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 700.0